Subsequent Events (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 21, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 24, 2019
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares		$ 40	$ 19,745
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	3,537,931
Proceeds from issuing shares	$ 20,520
Price per share on private placement	$ 5.80
Percentage of voting equity interests acquired				18.60%